BALANCE SHEET - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Total current assets	$ 270,090,000	$ 395,522,000
Total Assets	1,309,797,000	1,359,989,000
Current liability
Total current liabilities	810,478,000	839,913,000
Total liabilities	1,044,203,000	1,066,162,000
Commitments and contingencies (Note 10)
Members' equity:
Common stock value	39,131,000	8,959,000
Accumulated deficit	(130,131,000)	(130,131,000)
Total members' equity	265,594,000	293,827,000
Total liabilities and members' equity	1,309,797,000	1,359,989,000
Cik0001819516 Aspirational Consumer Lifestyle Corp
Current assets
Cash	28,673	719,926
Prepaid expenses	216,804	608,945
Total current assets	245,477	1,328,871
Marketable securities held in Trust Account	239,843,104	239,795,125
Total Assets	240,088,581	241,123,996
Current liability
Accrued expenses	3,952,132	1,112,155
Accrued offering costs	372,483	372,483
Total current liabilities	4,574,615	1,484,638
Warrant Liability	24,041,268	13,272,784
Deferred underwriting fee payable	8,391,121	8,391,121
Total liabilities	37,007,004	23,148,543
Commitments and contingencies (Note 10)
Class A ordinary shares subject to possible redemption, 21,293,210 shares at redemption value	239,843,104	212,975,444
Members' equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	6,657,917
Accumulated deficit	(36,762,126)	(1,658,775)
Total members' equity	(36,761,527)	5,000,009
Total liabilities and members' equity	240,088,581	241,123,996
Common Class A | Cik0001819516 Aspirational Consumer Lifestyle Corp
Members' equity:
Common stock value	0	268
Total members' equity		268
Class B Ordinary Shares | Cik0001819516 Aspirational Consumer Lifestyle Corp
Members' equity:
Common stock value	$ 599	599
Total members' equity		$ 599